SUMMARY OF LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans payable – current portion	$ 334,391	$ 65,415
Loans payable – non-current portion	428,025	85,858
Total	$ 762,416	$ 151,273